GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Ceragon Networks Ltd. ("the Company") is a wireless backhaul specialist.  It provides wireless backhaul solutions that enable cellular operators and other wireless service providers to deliver voice and data services, enabling smart-phone applications such as internet browsing, social networking applications, image sharing, music and video applications. Its wireless backhaul solutions use microwave radio technology to transfer large amounts of telecommunication traffic between base stations and small-cells and the core of the service provider's network. The Company also provides wireless fronthaul solutions that use microwave technology for ultra-high speed, ultra-low latency communication between LTE/LTE-Advanced base band digital units stations and remote radio heads.

The Company's solutions support all wireless access technologies, including LTE-Advanced, LTE, HSPA, EV-DO, CDMA, W-CDMA and GSM. The Company's systems also serve evolving network architectures including all-IP long haul networks.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company's wholly owned subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

As to principal markets and major customers, see notes 14b and 14c.

b.	Acquisitions:

On January 19, 2011 ("Acquisition Date"), the Company completed the acquisition of Nera Networks AS (now called Ceragon Networks AS) and its subsidiaries (the "Nera") from Eltek ASA. The consideration for all of the shares of Nera was $ 57,175. January 19, 2011 was considered to be the Acquisition Date, as control was obtained, assets were received and liabilities assumed. Eltek ASA undertook not to compete with the Company for a period of five years. In April 2014, the Company signed an agreement with Eltek ASA, to settle all claims, counter claims, legal proceedings, and any other contingent or potential claims regarding alleged breaches of representations and warranties contained in the purchase agreement governing the Nera Acquisition from Eltek in January 2011. In May 2014, the Company received $ 16,800 in cash, net of associated legal expenses and recorded it as part of other income in the consolidated statements of operations.

c.	Cost reduction plan:

During the fourth quarter of 2014, in addition to previous restructuring plans, the Company initiated another restructuring plan to reduce its operating cost and improve its efficiency, mainly by relocating certain offices and reducing staff functions and some operations positions, as well as other measures. The restructuring expenses include mainly post termination benefits, write-off of property and equipment that is related to activities that were terminated and facilities related expenses for warehouse and office closing and relocations. The total restructuring costs in 2014 and 2015 associated with exiting activities of the Company were $ 5,838 and $ 1,225, respectively, recorded in operating expenses, as restructuring costs. Additional restructuring cost of $978 included in 2014 expenses is related to previous restructuring plan.